Filed pursuant to Rule 497(e)
File Nos. 333-196629 and 811-22634

BLACKSTONE ALTERNATIVE ALPHA FUND

Supplement dated May 29, 2015 to the

Blackstone Alternative Alpha Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2014

Effective immediately, Richard Scarinci will replace John (JT) Shields as a portfolio manager for Blackstone Alternative Alpha Fund (the “Fund”). Accordingly, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The table presenting the Fund’s portfolio managers in the “Management of the Fund—BAAM—Portfolio Managers” section on page 57 of the Prospectus is amended and restated as follows:

Name	Since	Title and Recent Biography
Alberto Santulin (Portfolio Manager)	2012	Managing Director of BAAM since 2005.

Richard Scarinci (Portfolio Manager)	2015	Managing Director of BAAM since 2013; Vice President of BAAM from 2010-2012.

The sentence immediately below the table is restated as follows:

Mr. Santulin has served as portfolio manager of the Master Fund since 2012. Mr. Scarinci has served as portfolio manager of the Master Fund since 2015.

The title of the subsection “Other Accounts Managed by Master Fund Portfolio Managers (as of March 31, 2014)” in the “Management” section on page 46 of the Statement of Additional Information is restated as “Other Accounts Managed by Master Fund Portfolio Managers” and the table in that subsection is amended and restated as follows:

Portfolio Manager*	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Alberto Santulin	Registered Investment Companies	2	$2.5 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Richard Scarinci	Registered Investment Companies	2	$2.5 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

* Information is provided as of March 31, 2015.

The following section is added to page 46 of the Statement of Additional Information immediately above the “Management—Compensation of Portfolio Managers” section:

Portfolio Manager Ownership of Securities

Neither of the portfolio managers beneficially owned any equity securities in the Fund as of March 31, 2015.

Shareholders should retain this Supplement for future reference.